Schedule of investments
Delaware Ivy VIP Pathfinder Moderate
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 34.23%
Delaware Ivy VIP Corporate Bond Class II	22,263,953	$103,972,662
Delaware Ivy VIP High Income Class I	1,081,818	3,267,091
Delaware Ivy VIP Limited-Term Bond Class II	8,742,880	41,528,679
		148,768,432
Global / International Equity Fund — 20.05%
Delaware Ivy VIP International Core Equity Class II	5,093,208	87,144,775
		87,144,775
US Equity Funds — 45.49%
Delaware Ivy VIP Core Equity Class II	3,521,946	50,716,012
Delaware Ivy VIP Growth Class II	4,540,415	49,399,718
Delaware Ivy VIP Mid Cap Growth Class I	2,009,721	21,905,961
Delaware Ivy VIP Small Cap Growth Class II	676,840	4,433,303
Delaware Ivy VIP Smid Cap Core Class II	1,626,486	20,038,304
Delaware Ivy VIP Value Class II	9,378,257	51,205,284
		197,698,582
Total Affiliated Mutual Funds (cost $482,434,205)		433,611,789

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	269,827	$ 269,827
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	269,827	269,827
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	269,827	269,827
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	269,828	269,828
Total Short-Term Investments (cost $1,079,309)		1,079,309

Total Value of Securities—100.02% (cost $483,513,514)		434,691,098
Liabilities Net of Receivables and Other Assets—(0.02%)		(99,405)
Net Assets Applicable to 107,386,406 Shares Outstanding—100.00%		$434,591,693
<<	Affiliated company.
NQ- IV047 [0324] 0524 (3566236)    1